Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment income	$ 33.1	$ 38.2	$ 21.1
Net sales and revenues	17,050.5	16,355.2	10,292.9
Income Before Income Taxes	1,628.9	1,506.9	660.3
Income taxes	517.3	464.6	202.7
Net Income	1,111.6	1,042.3	457.6
Net Income Per Share
Basic	$ 3.13	$ 2.87	$ 1.25
Diluted	$ 3.12	$ 2.86	$ 1.25
Weighted average number of common shares outstanding
Basic	355.1	363.3	365.0
Diluted	355.8	364.4	366.2
Truck, Parts and Other
Net sales and revenues	15,951.7	15,325.9	9,325.1
Cost of sales and revenues	13,908.3	13,341.8	8,198.8
Research and development	279.3	288.2	238.5
Selling, general and administrative	476.4	452.9	392.8
Interest and other (income) expense, net	(0.3)	10.7	9.3
Costs and Expenses, Total	14,663.7	14,093.6	8,839.4
Income Before Income Taxes	1,288.0	1,232.3	485.7
Financial Services
Interest and fees	453.7	423.1	421.6
Operating lease, rental and other income	645.1	606.2	546.2
Revenues	1,098.8	1,029.3	967.8
Interest and other borrowing expenses	158.4	181.3	213.0
Depreciation and other expense	517.4	476.2	451.6
Selling, general and administrative	95.2	94.0	88.7
Provision for losses on receivables	20.0	41.4	61.0
Costs and Expenses, Total	791.0	792.9	814.3
Income Before Income Taxes	$ 307.8	$ 236.4	$ 153.5